Description Of Business	6 Months Ended
Jun. 30, 2022
Description Of Business [Abstract]
Description Of Business	1. Description of Business

ParkerVision, Inc. and its wholly-owned German subsidiary, ParkerVision GmbH (collectively “ParkerVision”, “we” or the “Company”), is in the business of innovating fundamental wireless technologies and products.

We have designed and developed proprietary radio frequency (“RF”) technologies and integrated circuits and license those technologies to others for use in wireless communication products. We have expended significant financial and other resources to research and develop our RF technologies and to obtain patent protection for those technologies in the United States of America (“U.S.”) and certain foreign jurisdictions. We believe certain patents protecting our proprietary technologies have been broadly infringed by others, and therefore the primary focus of our business plan is the enforcement of our intellectual property rights through patent infringement litigation and licensing efforts. We currently have patent enforcement actions ongoing in various U.S. district courts against providers of mobile handsets, smart televisions and other WiFi products and, in certain cases, their semiconductor suppliers for the infringement of a number of our RF patents. We have made significant investments in developing and protecting our technologies.